Remuneration, etc. - Share-based Variable Remuneration - Former directors (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Performance Share Plan Second Cycle 2015 [Member]
Remuneration of key personnel
Ratio awarded, as a percent	65.67%
Retired executive directors
Remuneration of key personnel
Cash paid, deferred	€ 685	€ 1,224
Retired executive directors | Deferred Conditional Variable Remuneration Plan Third Cycle 2013 [Member]
Remuneration of key personnel
Number of shares delivered	0	80,718
Retired executive directors | Deferred Conditional Variable Remuneration Plan Fourth Cycle 2014 [Member]
Remuneration of key personnel
Number of shares delivered	101,537	100,049
Retired executive directors | Deferred Conditional Variable Remuneration Plan Fourth Cycle 2014 [Member] | Maximum
Remuneration of key personnel
Maximum number of shares to be delivered	0	101,537
Retired executive directors | Deferred Conditional Variable Remuneration Plan Fifth Cycle 2015 [Member]
Remuneration of key personnel
Number of shares delivered	16,868	16,621
Retired executive directors | Deferred Conditional Variable Remuneration Plan Fifth Cycle 2015 [Member] | Maximum
Remuneration of key personnel
Maximum number of shares to be delivered	50,604	67,472
Retired executive directors | Deferred Conditional Variable Remuneration Plan Sixth Cycle 2016 [Member]
Remuneration of key personnel
Number of shares delivered	0	0
Retired executive directors | Deferred Conditional Variable Remuneration Plan Sixth Cycle 2016 [Member] | Maximum
Remuneration of key personnel
Maximum number of shares to be delivered	0	0
Retired executive directors | Performance Share Plan Second Cycle 2015 [Member] | Maximum
Remuneration of key personnel
Maximum number of shares to be delivered	33,785	51,447
Retired senior managers
Remuneration of key personnel
Shares arising from the capital increase of July 2017	3,233